Assets Classified as Held for Sale, Liabilities Associated With Assets Held for Sale and Discontinued Operations - Additional Information (Detail) $ in Millions		12 Months Ended
	Jul. 19, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
other comprehensive income / (loss) attributable to the Australian operations		$ 426
Sale of Subsidiary company		$ 133	$ 257	$ 40
US Dollar [member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Closing Exchange rate		1.423803
Carlton United Breweries Member [Member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company	$ 11,200
Asahi [Member]
Disclosure of Assets Classified as Held for Sale and Discontinued Operations [line items]
Sale of Subsidiary company	$ 16,000